Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 556
2019	1,234
2020	1,271
2021	1,310
2022	1,349
Thereafter	3,138
Total	$ 8,858